UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25	SEC FILE NUMBER
0001283843

NOTIFICATION OF LATE FILING	CUSIPNUMBER
29101U407

(Check One):	☒ Form 10-K	☐ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form 10D	☐ Form N-SAR	☐ Form N-CSR

For Period Ended: December 31, 2015

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended: ___________________________

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

Skystar Bio-Pharmaceutical Company
Full Name of Registrant

Former Name if Applicable

4/F Building B Chuangye Square, No. 48 Keji Road
Address of Principal Executive Office (Street and Number)

Gaoxin District, Xi’an, Shaanxi Province, P.R. China
City, State and Zip Code

PART II
RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2015 cannot be filed within the prescribed time period because (i) the Registrant has not yet filed an Annual Report on Form 10-K for the period ended December 31, 2014, and (ii) the Registrant’s former auditor, Crowe Horwath (HK) CPA Limited (“Crowe”) terminated its relationship with the Company on March 31, 2016 and advised the Registrant that it was recalling its Auditor Reports dated April 1, 2013 and March 31, 2014 and that such reports should no longer be associated with the financial statements for the fiscal years ended December 31, 2012 and 2013. Although the Registrant engaged Wei Wei & Co., LLP as its auditor on April 6, 2016, Crowe’s resignation and recall of its reports will lead to additional delays in the preparation of the Registrant’s financial statements. Please see the Registrant’s 8-K dated March 31, 2016 for information about Crowe’s resignation and Wei’s appointment

PART IV
OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Scott Cramer	(407)	645-4433
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section

30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no, identify report(s).

•  Annual Report on Form 10-K for the period ended December 31, 2014.

•  Quarterly Report on Form 10-Q for the period ended March 31, 2015.

•  Quarterly Report on Form 10-Q for the period ended June 30, 2015.

Yes ☐ No ☒

•  Quarterly Report on Form 10-Q for the period ended September 30, 2015.

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes ☒ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Since 2014, the Registrant extended payment terms to its distributors that are responsible for collecting payments from the

Registrant’s customers. As a result, the Registrant expects that its restricted and unrestricted cash will decrease by approximately

$7 million as of December 31, 2015 as compared to the same period of the last fiscal year.

Skystar Bio-Pharmaceutical Company
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 13, 2016	By.	Weibing Lu
Name: Weibing Lu
Title: Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).